Income taxes	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Income taxes
Note 11. Income taxes
The Canada Revenue Agency (CRA) has reassessed CIBC’s 2011–2019 taxation years for approximately
 $1,847
million of income taxes related to the denial of deductions of certain dividends. Subsequent taxation years may also be similarly reassessed. CIBC filed a Notice of Appeal in respect of its 2011 taxation year to put the matter in litigation. CIBC is confident that its tax filing positions are appropriate and intends to defend itself vigorously. Accordingly, no amounts have been accrued in the interim consolidated financial statements.
As previously reported, potential aggregate exposure remaining in respect of foreign exchange capital loss matters is approximately

$74
million. No amounts have been accrued in the interim consolidated financial statements.
In prior years, the CRA issued reassessments disallowing the deduction of Enron settlement payments and related legal expenses (the Enron expenses). The CRA later entered into a settlement agreement with CIBC in respect to the portion of the Enron expenses deductible in Canada. CIBC has been working with the Internal Revenue Service to settle the portion of the Enron expenses deductible in the U.S. It is possible that adjustments may be required to the amount of tax benefits recognized in the U.S.
Bill C-59, which included certain tax measures from the 2023 fall economic statement and 2023 federal budget, was enacted on June 20, 2024. Bill C-59 included the denial of the dividends received deduction in respect of Canadian shares held by Canadian banks as mark-to-market property, as well as a 2% tax on certain share buy backs, each with an application date of January 1, 2024. Additional proposals in respect of the buy back tax were released on August 12, 2024. The impact of the denial of the dividends received deduction was reflected in income tax expense in the third quarter of
2024.

Bill
C-69, which included certain tax measures from the 2024 federal budget and the 2023 fall economic statement, as well as other tax measures, including the Global Minimum Tax Act (GMTA), was also enacted on June 20, 2024. The GMTA implements the Organisation for Economic Co-operation and Development’s (OECD) Pillar Two
15%
 global minimum tax regime in Canada. Additional proposals in respect of the GMTA were released on August 12, 2024. The Pillar Two rules are in different stages of adoption globally by more than 135 OECD member countries. Canada and certain other countries have enacted Pillar Two legislation that will apply to CIBC beginning in fiscal year 2025. Some countries have not yet released draft legislation and other countries have released proposals that are not yet enacted. We continue to monitor and review the adoption of the Pillar Two regime across the jurisdictions in which we operate, and we continue to evaluate any impact on our global operations, which is not reasonably estimable at this time.